Supplement to the
Fidelity® Advisor Diversified International Fund
Class A, Class T, Class B, and Class C
December 29, 2001
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 5.

Annual class operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.73%	0.73%	0.73%	0.73%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.52%	0.58%	0.62%	0.55%
Total annual class operating expensesA	1.50%	1.81%	2.35%	2.28%

A FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions (including those covered by the Class A and Class T 12b-1 plans), and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Diversified International	1.75%	8/1/02	2.00%	8/1/02	2.50%	8/1/02	2.50%	8/1/02

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses and/or to promote the sale of class shares. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Class A, Class T, Class B, and Class C operating expenses would have been as shown in the table below.

ADIF-02-01 August 15, 2002
1.743414.109

Total Operating Expenses
Advisor Diversified International - Class A	1.46%
Advisor Diversified International - Class T	1.76%
Advisor Diversified International - Class B	2.30%
Advisor Diversified International - Class C	2.24%

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 13.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 15.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 20.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

The following information replaces the second through eighth paragraphs after the heading "Conversion Feature" in the "Fund Services - Fund Distribution" section beginning on page 31.

Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments other than as described in the following paragraph. The Trustees may approve monthly 12b-1 (distribution) fee payments for Class A only when the Trustees believe it is in the best interests of Class A shareholders to do so.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class A may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class A does not anticipate using a substantial amount of brokerage commissions for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class T has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class T is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class T's 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class T shares.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class T may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class T does not anticipate using a substantial amount of brokerage commissions for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class T plan, Class T pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Supplement to the
Fidelity® Advisor
Diversified International Fund
Institutional Class
December 29, 2001
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

Annual class operating expenses (paid from class assets)

Institutional Class
Management fee	0.73%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.44%
Total annual class operating expensesA	1.17%

A Effective August 1, 2002, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.50%. This arrangement may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Institutional Class operating expenses would have been 1.12%.

ADIFI-02-01 August 15, 2002
1.743415.108

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 14.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 17.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

Supplement to the
Fidelity® Advisor Emerging Asia Fund
Class A, Class T, Class B, and Class C
December 29, 2001
Prospectus

The following information replaces the similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 15.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces the similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 17.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

AEA-02-01 August 15, 2002
1.725513.111

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 22.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

The following information replaces the second through eighth paragraphs after the heading "Conversion Feature" in the "Fund Services - Fund Distribution" section beginning on page 33.

Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments other than as described in the following paragraph. The Trustees may approve monthly 12b-1 (distribution) fee payments for Class A only when the Trustees believe it is in the best interests of Class A shareholders to do so.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class A may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class A does not anticipate using a substantial amount of brokerage commissions for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class T has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class T is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of is average net assets throughout the month. Class T's 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class T shares.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class T may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class T does not anticipate using a substantial amount of brokerage commissions for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class T plan, Class T pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Supplement to the
Fidelity® Advisor Emerging Asia
Fund
Institutional Class
December 29, 2001
Prospectus

The following information replaces the similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 14.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces the similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 16.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

AEAI-02-01 August 15, 2002
1.725514.107

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 19.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

Supplement to the
Fidelity® Advisor Europe Capital Appreciation Fund
Class A, Class T, Class B, and Class C
December 29, 2001
Prospectus

The following information replaces "Annual class operating expenses (paid from class assets)" table found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual class operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.73%	0.73%	0.73%	0.73%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	1.18%	1.17%	1.22%	1.07%
Total annual class operating expensesA	2.16%	2.40%	2.95%	2.80%

A FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions (including those covered by the Class A and Class T 12b-1 plans), and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Europe Capital Appreciation	1.75%	8/1/02	2.00%	8/1/02	2.50%	8/1/02	2.50%	8/1/02

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses and/or to promote the sale of class shares. Including these reductions, the total Class A, Class T, Class B, and Class C operating expenses would have been as shown in the table below.

AEUR-02-01 August 15, 2002
1.739238.107

Total Operating ExpensesA
Advisor Europe Capital Appreciation - Class A	1.70%
Advisor Europe Capital Appreciation - Class T	1.94%
Advisor Europe Capital Appreciation - Class B	2.45%
Advisor Europe Capital Appreciation - Class C	2.45%

A After reimbursement.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 14.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 16.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 21.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

The following information replaces the second through eighth paragraphs after the heading "Conversion Feature" in the "Fund Services - Fund Distribution" section beginning on page 32.

Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments other than as described in the following paragraph. The Trustees may approve monthly 12b-1 (distribution) fee payments for Class A only when the Trustees believe it is in the best interests of Class A shareholders to do so.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class A may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class A does not anticipate using a substantial amount of brokerage commissions for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class T has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class T is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of is average net assets throughout the month. Class T's 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class T shares.

Under the plan, and subject to the overall 0.50 % limit on 12b-1 (distribution) fees described above, Class T may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class T does not anticipate using a substantial amount of brokerage commissions for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class T plan, Class T pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Supplement to the
Fidelity® Advisor Europe Capital Appreciation Fund
Institutional Class
December 29, 2001
Prospectus

The following information replaces "Annual class operating expenses (paid from class assets)" table found under the heading "Fee Table" in the "Fund Summary" section on page 5.

Annual class operating expenses (paid from class assets)

Institutional Class
Management fee	0.73%
Distribution and/or Service (12b-1) fees	None
Other expenses	1.02%
Total annual class operating expensesA	1.75%

A Effective August 1, 2002, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.50%. This arrangement may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. Including this reduction these reductions, the total Institutional Class operating expenses, after reimbursement, would have been 1.44%.

AEURI-02-01 August 15, 2002
1.740420.105

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 13.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 15.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 18.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

Supplement to the
Fidelity® Advisor Global Equity Fund
Class A, Class T, Class B, and Class C
December 29, 2001
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, Class B, and Class C shares of the fund. The annual class operating expenses provided below for Class A and Class T class are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for each class do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning page 5.

Annual class operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.73%	0.73%	0.73%	0.73%
Distribution and/or Service (12b-1) fees	0.26%A	0.51%A	1.00%	1.00%
Other expenses	1.42%	1.65%	1.57%	1.43%
Total annual class operating expensesB	2.41%	2.89%	3.30%	3.16%

A Under the Class A and Class T 12b-1 plans, a portion of the brokerage commissions paid when the fund buys or sells a portfolio security may be used to promote the sale of class shares. These commissions are paid by the fund in its day-to-day investment activities and are not a separate charge to class assets. Excluding these brokerage commissions, the 12b-1 fees for Class A and Class T are 0.25% and 0.50%, respectively, and the total annual class operating expenses are 2.40% and 2.88%, respectively.

B FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions (including those covered by the Class A and Class T 12b-1 plans), and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Global Equity	1.75%	8/1/02	2.00%	8/1/02	2.50%	8/1/02	2.50%	8/1/02

These arrangements may be discontinued by FMR at any time.

AGLO-02-01 August 15, 2002
1.737647.107

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses and/or to promote the sale of class shares. Including this reduction, the total Class A, Class T, Class B, and Class C operating expenses would have been as shown in the table below.

Total Operating ExpensesA
Advisor Global Equity - Class A	1.71%
Advisor Global Equity - Class T	1.96%
Advisor Global Equity - Class B	2.45%
Advisor Global Equity - Class C	2.45%

A After reimbursement.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 805	$ 805	$ 632	$ 632	$ 833	$ 333	$ 419	$ 319
3 years	$ 1,283	$ 1,283	$ 1,213	$ 1,213	$ 1,315	$ 1,015	$ 974	$974
5 years	$ 1,787	$ 1,787	$ 1,820	$ 1,820	$ 1,922	$ 1,722	$ 1,654	$ 1,654
10 years	$ 3,163	$ 3,163	$ 3,451	$ 3,451	$ 3,297A	$ 3,297 A	$ 3,467	$ 3,467

A Reflects conversion to Class A shares after a maximum of seven years.

The following information replaces the similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 13.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces the similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 15.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 20.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

The following information replaces the second through eighth paragraphs after the heading "Conversion Feature" in the "Fund Services - Fund Distribution" section beginning on page 31.

Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments other than as described in the following paragraph. The Trustees may approve monthly 12b-1 (distribution) fee payments for Class A only when the Trustees believe it is in the best interests of Class A shareholders to do so.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class A may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class A anticipates using brokerage commissions equal to 0.01% of its average net assets for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class T has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class T is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of is average net assets throughout the month. Class T's 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class T shares.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class T may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class T anticipates using brokerage commissions equal to 0.01% of its average net assets for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class T plan, Class T pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Supplement to the
Fidelity® Advisor
Global Equity Fund
Institutional Class
December 29, 2001
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

Annual class operating expenses (paid from class assets)

Institutional Class
Management fee	0.73%
Distribution and/or Service (12b-1) fees	None
Other expenses	1.29%
Total annual class operating expensesA	2.02%

A Effective August 1, 2002, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.50%. This arrangement may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. Including this reduction, the total Institutional Class operating expenses, after reimbursement, would have been 1.45%.

The following information replaces the similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

AGLOI-02-01 August 15, 2002
1.743464.105

The following information replaces the similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 14.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 17.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

Supplement to the
Fidelity® Advisor International Capital Appreciation Fund
Class A, Class T, Class B, and Class C
December 29, 2001
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 4.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, Class B, and Class C shares of the fund. The annual class operating expenses provided below for Class A and Class T are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for each class do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 5.

Annual class operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.73%	0.73%	0.73%	0.73%
Distribution and/or Service (12b-1) fees	0.27%A	0.52%A	1.00%	1.00%
Other expenses	0.73%	0.64%	0.74%	0.65%
Total annual class operating expensesB	1.73%	1.89%	2.47%	2.38%

A Under the Class A and Class T 12b-1 plans, a portion of the brokerage commissions paid when the fund buys or sells a portfolio security may be used to promote the sale of class shares. These commissions are paid by the fund in its day-to-day investment activities and are not a separate charge to class assets. Excluding these brokerage commissions, the 12b-1 fees for Class A and Class T are 0.25% and 0.50%, respectively, and the total annual class operating expenses are 1.71% and 1.87%, respectively.

B FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions (including those covered by the Class A and Class T 12b-1 plans), and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

AICAP-02-01 August 15, 2002
1.743370.106

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor International Capital Appreciation	1.70%	12/1/98	1.95%	12/1/98	2.45%	12/1/98	2.45%	12/1/98

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses and/or to promote the sale of class shares. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Class A, Class T, Class B, and Class C operating expenses would have been as shown in the table below.

Total Operating Expenses
Advisor International Capital Appreciation - Class A	1.57%A
Advisor International Capital Appreciation - Class T	1.73%
Advisor International Capital Appreciation - Class B	2.30%A
Advisor International Capital Appreciation - Class C	2.22%

A After reimbursement.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 741	$ 741	$ 535	$ 535	$ 750	$ 250	$ 341	$ 241
3 years	$ 1,089	$ 1,089	$ 923	$ 923	$ 1,070	$ 770	$ 742	$ 742
5 years	$ 1,460	$ 1,460	$ 1,336	$ 1,336	$ 1,516	$ 1,316	$ 1,270	$ 1,270
10 years	$ 2,499	$ 2,499	$ 2,484	$ 2,484	$ 2,539A	$ 2,539A	$ 2,716	$ 2,716

A Reflects conversion to Class A shares after a maximum of seven years.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 13.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 15.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 20.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

The following information replaces the second through eighth paragraphs after the heading "Conversion Feature" in the "Fund Services - Fund Distribution" section beginning on page 31.

Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments other than as described in the following paragraph. The Trustees may approve monthly 12b-1 (distribution) fee payments for Class A only when the Trustees believe it is in the best interests of Class A shareholders to do so.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class A may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells o purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class A anticipates using brokerage commissions equal to 0.02% of its average net assets for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class T has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class T is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of is average net assets throughout the month. Class T's 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class T shares.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class T may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class T anticipates using brokerage commissions equal to 0.02% of its average net assets for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class T plan, Class T pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Supplement to the
Fidelity® Advisor
International Capital Appreciation Fund
Institutional Class
December 29, 2001
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 5.

Annual class operating expenses (paid from class assets)

Institutional Class
Management fee	0.73%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.46%
Total annual class operating expensesA	1.19%

A Effective December 1, 1998, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.45%. This arrangement may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Institutional Class operating expenses would have been 1.03%.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

AICAPI-02-01 August 15, 2002
1.743371.105

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 14.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 17.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

Supplement to the
Fidelity® Advisor Japan Fund
Class A, Class T, Class B, and Class C
December 29, 2001
Prospectus

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, Class B, and Class C shares of the fund. The annual class operating expenses provided below for Class A, Class T, Class B, and Class C do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

Annual class operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.73%	0.73%	0.73%	0.73%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.90%	1.02%	1.01%	0.86%
Total annual class operating expensesA	1.88%	2.25%	2.74%	2.59%

A FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions (including those covered by the Class A and Class T 12b-1 plans), and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Japan	1.75%	08/01/02	2.00%	08/01/02	2.50%	08/01/02	2.50%	08/01/02

These arrangements may be discontinued by FMR at any time.

AJAF-02-01 August 15, 2002
1.743385.106

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses and/or to promote the sale of class shares. Including these reductions, the total operating expenses are shown in the table below.

Total Operating Expenses
Advisor Japan - Class A	1.71%A
Advisor Japan - Class T	1.96%A
Advisor Japan - Class B	2.47%A
Advisor Japan - Class C	2.46%A

A After reimbursement.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 13.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 15.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 20.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

The following information replaces the second through eighth paragraphs after the heading "Conversion Feature" in the "Fund Services - Fund Distribution" section beginning on page 31.

Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments other than as described in the following paragraph. The Trustees may approve monthly 12b-1 (distribution) fee payments for Class A only when the Trustees believe it is in the best interests of Class A shareholders to do so.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class A may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class A does not anticipate using a substantial amount of brokerage commissions for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class T has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class T is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of is average net assets throughout the month. Class T's 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class T shares.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class T may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class T does not anticipate using a substantial amount of brokerage commissions for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class T plan, Class T pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Supplement to the
Fidelity® Advisor Japan Fund
Institutional Class
December 29, 2001 Prospectus

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

Annual class operating expenses (paid from class assets)

Institutional Class
Management fee	0.73%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.75%
Total annual class operating expensesA	1.48%

A Effective August 1, 2002, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.50%. This arrangement may be discontinued by FMR at any time.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

AJAFI-02-01 August 15, 2002
1.743386.105

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 14.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 17.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

Supplement to the
Fidelity® Advisor Korea Fund
Class A, Class T, Class B, and Class C December 29, 2001 Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 6.

Annual class operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.83%	0.83%	0.83%	0.83%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	2.23%	2.89%	2.83%	2.58%
Total annual class operating expensesA	3.31%	4.22%	4.66%	4.41%

A FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions (including those covered by the Class A and Class T 12b-1 plans), and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Korea	2.00%	8/1/02	2.25%	8/1/02	2.75%	8/1/02	2.75%	8/1/02

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses and/or to promote the sale of class shares. Including this reduction, the total Class A, Class T, Class B, and Class C operating expenses would have been as shown in the table below.

	Total Operating Expenses
Advisor Korea - Class A	1.98%A
Advisor Korea - Class T	2.23%A
Advisor Korea - Class B	2.73%A
Advisor Korea - Class C	2.73%A

A After reimbursement.

AKOR-02-02 August 15, 2002
1.750122.108

Under the heading "Description of Principal Security Types" in the "Investment Details" section, the Debt Securities paragraph on page 8 has been removed.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 16.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 18.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money LineSM to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 23.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

The following information replaces the biographical information for Hokeun Chung found in the "Fund Management" section on page 26.

Agus Tandiono is manager of Advisor Korea, which he has managed since March 2002. Since joining Fidelity in 1995, Mr. Tandiono has worked as a research analyst and portfolio manager.

The following information replaces the second through eighth paragraphs after the heading "Conversion Feature" in the "Fund Services - Fund Distribution" section beginning on page 34.

Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments other than as described in the following paragraph. The Trustees may approve monthly 12b-1 (distribution) fee payments for Class A only when the Trustees believe it is in the best interests of Class A shareholders to do so.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class A may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class A does not anticipate using a substantial amount of brokerage commissions for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class T has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class T is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of is average net assets throughout the month. Class T's 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class T shares.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class T may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class T does not anticipate using a substantial amount of brokerage commissions for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class T plan, Class T pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Supplement to the
Fidelity® Advisor Korea Fund
Institutional Class
December 29, 2001
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual class operating expenses (paid from class assets)

	Institutional Class
Management fee	0.83%
Distribution and/or Service (12b-1) fees	None
Other expenses	2.25%
Total annual class operating expensesA	3.08%

A Effective August 1, 2002, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.75%. This arrangement may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. Including this reduction, the total Institutional Class operating expenses, after reimbursement, would have been 1.73%.

Under the heading "Description of Principal Security Types" in the "Investment Details" section, the Debt Securities paragraph on page 7 has been removed.

AKORI-02-02 August 15, 2002
1.750123.105

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 15.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 17.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 20.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

The following information replaces the biographical information for Hokeun Chung found in the "Fund Management" section on page 23.

Agus Tandiono is manager of Advisor Korea, which he has managed since March 2002. Since joining Fidelity in 1995, Mr. Tandiono has worked as a research analyst and portfolio manager.

Supplement to the
Fidelity® Advisor Latin America Fund
Class A, Class T, Class B, and Class C
December 29, 2001
Prospectus

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 14.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 16.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

ALAF-02-01 August 15, 2002
1.743523.107

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 21.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

The following information replaces the second through eighth paragraphs after the heading "Conversion Feature" in the "Fund Services - Fund Distribution" section beginning on page 32.

Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments other than as described in the following paragraph. The Trustees may approve monthly 12b-1 (distribution) fee payments for Class A only when the Trustees believe it is in the best interests of Class A shareholders to do so.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class A may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class A does not anticipate using a substantial amount of brokerage commissions for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class T has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class T is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of is average net assets throughout the month. Class T's 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class T shares.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class T may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class T does not anticipate using a substantial amount of brokerage commissions for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class T plan, Class T pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Supplement to the
Fidelity® Advisor Latin America Fund
Institutional Class
December 29, 2001
Prospectus

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 14.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 16.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

ALAFI-02-01 August 15, 2002
1.743524.107

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 19.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

Supplement to the
Fidelity® Advisor Overseas Fund
Class A, Class T, Class B, and Class C
December 29, 2001
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, Class B, and Class C shares of the fund. The annual class operating expenses provided below for Class A and Class T are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for each class do not reflect the effect of any reduction of certain expenses during the period.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

Annual class operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.76%	0.76%	0.76%	0.76%
Distribution and/or Service (12b-1) fees	0.26%A	0.51%A	1.00%	1.00%
Other expenses	0.45%	0.36	0.51%	0.43%
Total annual class operating expensesB	1.47%	1.63%	2.27%	2.19%

A Under the Class A and Class T 12b-1 plans, a portion of the brokerage commissions paid when the fund buys or sells a portfolio security may be used to promote the sale of class shares. These commissions are paid by the fund in its day-to-day investment activities and are not a separate charge to class assets. Excluding these brokerage commissions, the 12b-1 fees for Class A and Class T are 0.25% and 0.50%, respectively, and the total annual class operating expenses are 1.46% and 1.62%, respectively.

B FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions (including those covered by the Class A and Class T 12b-1 plans), and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Overseas	1.55%	1/1/99	1.80%	1/1/99	2.30%	1/1/99	2.30%	1/1/99

These arrangements may be discontinued by FMR at any time.

OS-02-02 August15, 2002
1.743525.108

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses and/or to promote the sale of class shares. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Class A, Class T, Class B, and Class C operating expenses would have been as shown in the table below.

	Total Operating Expenses
Advisor Overseas - Class A	1.41%
Advisor Overseas - Class T	1.57%
Advisor Overseas - Class B	2.22%
Advisor Overseas - Class C	2.13%

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 716	$ 716	$ 510	$ 510	$ 730	$ 230	$ 322	$ 222
3 years	$ 1,013	$ 1,013	$ 846	$ 846	$ 1,009	$ 709	$ 685	$ 685
5 years	$ 1,332	$ 1,332	$ 1,205	$ 1,205	$ 1,415	$ 1,215	$ 1,175	$ 1,175
10 years	$ 2,231	$ 2,231	$ 2,215	$ 2,215	$ 2,310A	$ 2,310A	$ 2,524	$ 2,524

A Reflects conversion to Class A shares after a maximum of seven years.

The following information replaces the paragraph found under the heading "Country or Geographic Region" in the "Investment Details" section on page 8.

FMR considers non-U.S. securities to include investments that are tied to a particular country or region outside the U.S. FMR considers a number of factors to determine whether an investment is tied to a particular country or region including: the source of government guarantees (if any); the primary trading market; the issuer's domicile, sources of revenue, and location of assets; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 13.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money Line to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 15.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 20.

Fidelity Advisor Money LineSM To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

The following information replaces the second through eighth paragraphs after the heading "Conversion Feature" in the "Fund Services - Fund Distribution" section beginning on page 32.

Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments other than as described in the following paragraph. The Trustees may approve monthly 12b-1 (distribution) fee payments for Class A only when the Trustees believe it is in the best interests of Class A shareholders to do so.

Under the plan, and subject to the overall 0.50% limit on 12b-1 (distribution) fees described above, Class A may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class A anticipates using brokerage commissions equal to 0.01% of its average net assets for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class T has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class T is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T may pay this 12b-1 (distribution) fee at an annual rate of 0.40% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of is average net assets throughout the month. Class T's 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class T shares.

Under the plan, and subject to the overall 0.40% limit on 12b-1 (distribution) fees described above, Class T may also use a portion of the brokerage commissions paid when the fund buys or sells a portfolio security to promote the sale of its shares. These brokerage commissions result when the fund sells or purchases a security through a broker-dealer who, in turn, directs a portion of the brokerage commission earned on the transaction to promote the sale of fund shares. The plan permits the use of these brokerage commissions for distribution purposes at an annual rate of up to 0.10% of the class's average net assets, or such lesser amount as the Trustees may determine from time to time. Class T anticipates using brokerage commissions equal to 0.01% of its average net assets for distribution purposes in fiscal year 2002.

In addition, pursuant to the Class T plan, Class T pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Supplement to the
Fidelity® Advisor Overseas Fund
Institutional Class
December 29, 2001
Prospectus

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Institutional Class operating expenses, after reimbursement, would have been 1.01%.

The following information replaces the paragraph found under the heading "Country or Geographic Region" in the "Investment Details" section on page 7.

FMR considers non-U.S. securities to include investments that are tied to a particular country or region outside the U.S. FMR considers a number of factors to determine whether an investment is tied to a particular country or region including: the source of government guarantees (if any); the primary trading market; the issuer's domicile, sources of revenue, and location of assets; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 12.

Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money Line to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

OSI-02-02 (PAGE <Click Here> OF <Click Here>) August 15, 2002
1.743526.107

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 14.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity Advisor funds or to another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 17.

Fidelity Advisor Money LineSM To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

SUPPLEMENT TO THE

FIDELITY® ADVISOR DIVERSIFIED INTERNATIONAL FUND, FIDELITY ADVISOR EMERGING ASIA FUND, FIDELITY ADVISOR EUROPE CAPITAL APPRECIATION FUND, FIDELITY ADVISOR FLOATING RATE HIGH INCOME FUND, FIDELITY ADVISOR GLOBAL EQUITY FUND, FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND, FIDELITY ADVISOR HIGH INCOME FUND, FIDELITY ADVISOR HIGH YIELD FUND, FIDELITY ADVISOR INTERMEDIATE BOND FUND, FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND, FIDELITY ADVISOR JAPAN FUND, FIDELITY ADVISOR KOREA FUND,
FIDELITY ADVISOR LATIN AMERICA FUND, FIDELITY ADVISOR MORTGAGE SECURITIES FUND, FIDELITY ADVISOR MUNICIPAL INCOME FUND, FIDELITY ADVISOR OVERSEAS FUND, FIDELITY ADVISOR SHORT FIXED-INCOME FUND, AND FIDELITY ADVISOR TAX MANAGED STOCK FUND

Funds of Fidelity Advisor Series II, Fidelity Advisor Series VIII, and Fidelity Beacon Street Trust

Class A, Class T, Class B, Class C, Institutional Class, and Initial Class

STATEMENT OF ADDITIONAL INFORMATION

December 29, 2001

Effective June 3, 2002, Fidelity® Advisor Mortgage Securities Fund - Initial Class has been renamed Fidelity Mortgage Securities Fund. All references to Fidelity Advisor Mortgage Securities Fund - Initial Class throughout this statement of additional information should be replaced with Fidelity Mortgage Securities Fund.

Effective July 1, 2002, Fidelity Advisor High Yield Fund has been renamed Fidelity Advisor High Income Advantage Fund. All references to Fidelity Advisor High Yield Fund throughout this statement of additional information should be replaced with Fidelity Advisor High Income Advantage Fund.

The following information has been removed from the Investment Limitations of Advisor High Income found in the "Investment Policies and Limitations" section on page 10.

For purposes of normally investing at least 65% of the fund's total assets in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

The following information has been removed from the Investment Limitations of Advisor High Yield found in the "Investment Policies and Limitations" section on page 11.

For purposes of normally investing at least 65% of the fund's total assets in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

The following information replaces the similar information found in the "Portfolio Transactions" section beginning on page 44.

FMR may allocate brokerage transactions to broker-dealers (including affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer directs a portion of the commissions paid by a fund toward the reduction of that fund's expenses or to promote the sale of fund shares.

The following information replaces the Explanatory Notes listed for Advisor Mortgage Securities - Class A found in the "Performance" section beginning on page 90.

Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Mortgage Securities on November 1, 1991, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,525. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,357. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,013 for dividends and $522 for capital gain distributions. Initial offering of Class A of Advisor Mortgage Securities took place on March 3, 1997. Class A returns prior to March 3, 1997 are those of Mortgage Securities Fund which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, returns prior to March 3, 1997 would have been lower.

The following information replaces the Explanatory Notes listed for Advisor Mortgage Securities - Class T found in the "Performance" section beginning on page 90.

Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Mortgage Securities on November 1, 1991, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,386. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,044 for dividends and $529 for capital gain distributions. Initial offering of Class T of Advisor Mortgage Securities took place on March 3, 1997. Class T returns prior to March 3, 1997 are those of Mortgage Securities Fund which has no 12b-1 fee. If Class T's 12b-1 fee had been reflected, returns prior to March 3, 1997 would have been lower.

ACOM10B-02-03 August 15, 2002
1.734041.110

The following information replaces the Explanatory Notes listed for Advisor Mortgage Securities - Class B found in the "Performance" section beginning on page 91.

Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Mortgage Securities on November 1, 1991, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,163. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $5,972 for dividends and $548 for capital gain distributions. Initial offering of Class B of Advisor Mortgage Securities took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Mortgage Securities Fund which has no 12b-1 fee. If Class B's 12b-1 fee had been reflected, returns prior to March 3, 1997 would have been lower.

The following information replaces the Explanatory Notes listed for Advisor Mortgage Securities - Class C found in the "Performance" section beginning on page 91.

Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Mortgage Securities on November 1, 1991, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,178. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $5,980 for dividends and $548 for capital gain distributions. Initial offering of Class C of Advisor Mortgage Securities took place on August 16, 2001. Class C returns prior to August 16, 2001 through March 3, 1997 are those of Class B which reflect a 12b-1 fee of 0.90%. Class C returns prior to March 3, 1997 are those of Mortgage Securities Fund which has no 12b-1 fee. If Class C's 12b-1 fee had been reflected, returns prior to March 3, 1997 would have been lower.

The following information replaces the Explanatory Notes listed for Advisor Mortgage Securities - Institutional Class found in the "Performance" section beginning on page 92.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Mortgage Securities on November 1, 1991, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,962. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,382 for dividends and $548 for capital gain distributions. Initial offering of Institutional Class of Advisor Mortgage Securities took place on March 3, 1997. Returns prior to March 3, 1997 are those of Mortgage Securities Fund which has no 12b-1 fee.

The following information replaces the Explanatory Notes listed for Advisor Mortgage Securities - Initial Class found in the "Performance" section beginning on page 92.

Explanatory Notes: With an initial investment of $10,000 in Mortgage Securities Fund on November 1, 1991, the net amount invested in Mortgage Securities Fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,003. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,404 for dividends and $548 for capital gain distributions.

The following information replaces the fourth through twentieth paragraphs found in the "Distribution Services" section beginning on page 137.

The Rule 12b-1 Plan adopted for each class of each fund is described in the prospectus for that class.